Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2021
Share-Based Payment Arrangements [Abstract]
Number and weighted average exercise price of share options	The number and the weighted-average exercise prices of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	Bonus Payments	Other
Options outstanding at 1 July 2020	20,845	167,611	781,022	1,104,267	759,207	117,116	—
Options granted during the year	—	—	—	726,094	423,272	—	—
Options exercised during the year	15,000	133,536	568,196	359,815	1,550	117,110	—
Options forfeited during the year	—	—	9,500	63,669	60,976	6	—
Options outstanding at 30 June 2021	5,845	34,075	203,326	1,406,877	1,119,953	—	—

Options outstanding at 1 July 2019	31,505	715,548	1,128,699	784,844	560,169	243,235	—
Options granted during the year	—	—	—	710,673	267,834	—	—
Options exercised during the year	10,660	67,937	309,952	236,046	4,421	123,426	—
Options forfeited during the year	—	480,000	37,725	155,204	64,375	2,693	—
Options outstanding at 30 June 2020	20,845	167,611	781,022	1,104,267	759,207	117,116	—

Options outstanding at 1 July 2018	125,545	3,440,465	1,277,700	—	—	360,345	10,000
Options granted during the year	—	—	—	875,044	594,028	—	—
Options exercised during the year	94,040	2,724,917	72,601	46,000	—	117,110	10,000
Options forfeited during the year	—	—	76,400	44,200	33,859	—	—
Options outstanding at 30 June 2019	31,505	715,548	1,128,699	784,844	560,169	243,235	—

Weighted average exercise price 30 June 2021 - £	0.90	—	—	—	25.59	—	—
Weighted average exercise price 30 June 2020 - £	0.43	—	—	—	22.12	—	—
Weighted average exercise price 30 June 2019 - £	0.59	—	—	—	19.59	—	—
Weighted average contractual life 2021 - years	3	15	4	3	1	0	0
Weighted average contractual life 2020 - years	5	17	5	3	2	1	0
Weighted average contractual life 2019 - years	5	17	6	3	2	2	0

Valuation inputs for options granted
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2021	2020	2019
Exercise price	£0.00 - £36.24	£0.00 - £25.84	£0.00 - £19.59
Risk free rate	0.19% - 1.00%	1.0% - 1.6%	1.0% - 2.9%
Expected volatility	30.0% - 35.0%	30.0% - 36.0%	30.0% - 36.0%
Expected dividends	—	—	—
Fair value of option	£16.21 - £64.35	£12.96 - £43.10	£4.52 - £29.54